CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Regulatory remeasurements - Transmission Contracts	R$ 6,129,771
Balance at end of period	R$ 67,387,656
Discount rate for renewed contracts awarded (as a percent)	6.55%
Average discount rate for renewed contracts (as a percent)	6.63%
Furnas [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	R$ 61,212,338
Construction revenue	4,161,735
Financial income	7,405,486
Regulatory remeasurements - Transmission Contracts	6,129,771
Transfers	1,154
Amortization	(11,522,828)
Balance at end of period	67,387,656	R$ 61,212,338
Current	10,539,570
Non-current	56,848,086
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	R$ 61,212,338	61,052,210
Merge		1,049,923
Construction revenue		2,960,792
Financial income		7,136,080
Regulatory remeasurements - Transmission Contracts		(12,144)
Transfers		(21,778)
Amortization		(10,952,745)
Balance at end of period		61,212,338
Current		11,159,426
Non-current		R$ 50,052,912